Cover	Oct. 25, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 25, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	000-55689
Entity Registrant Name	U.S. Lighting Group, Inc.
Entity Central Index Key	0001536394
Entity Tax Identification Number	46-3556776
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	1148 E 222nd St
Entity Address, City or Town	Euclid
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44117
City Area Code	216
Local Phone Number	896-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common, $0.0001 par value
Trading Symbol	USLG
Entity Emerging Growth Company	false